Fair value and fair value hierarchy of financial instruments - Disclosure of Fair Value Measurement of Assets Explanatory (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,523,195,334	$ 2,786,027,085
Derivative financial assets	1,443,134,162	969,894,519
Financial assets	2,966,329,496	3,755,921,604
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	861,455,286	1,055,407,260
Derivative financial assets	0	0
Financial assets	861,455,286	1,055,407,260
Observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	33,804,838	21,525,064
Derivative financial assets	137,877,845	0
Financial assets	171,682,683	21,525,064
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	627,935,210	1,709,094,761
Derivative financial assets	1,305,256,317	969,894,519	$ 1,023,902,566
Financial assets	$ 1,933,191,527	$ 2,678,989,280